INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
INTANGIBLE ASSETS [Abstract]
Other intangible assets, net of amortization
Intangible assets, net of amortization, at December 31 follows:

	2014		2013
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(In thousands)
Amortized intangible assets - core deposits	$6,118	$3,491	$11,037	$7,874

Estimated amortization of other intangible assets	A summary of estimated core deposit intangible amortization at December 31, 2014, follows:
(In thousands)
2015	$347
2016	347
2017	346
2018	346
2019	346
2020 and thereafter	895
Total	$2,627